ADDITIONAL SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
ADDITIONAL SEGMENT INFORMATION
Schedule of additional segment information

				December 31, 2022
	Matawinie Mine	Battery Material	Corporate	Total
	Project	Plant project
Total property, plant and equipment	39,597	21,289	3,249	64,135
Total liabilities	8,022	3,808	65,920	77,750

				December 31, 2021
	Matawinie Mine	Battery Material	Corporate	Total
	Project	Plant project
Total property, plant and equipment	18,032	18,886	5,185	42,103
Total liabilities	7,570	6,320	6,764	20,654